Investments - Debt Securities (Details) $ in Millions	Dec. 31, 2018 USD ($)
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	$ 15,119
Gross Unrealized Gains	172
Gross Unrealized Losses	(36)
Fair Value	15,255
Supporting experience-rated products
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Gross Unrealized Gains	12
Gross Unrealized Losses	(2)
Fair Value	916
U.S. government securities
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	1,662
Gross Unrealized Gains	26
Gross Unrealized Losses	0
Fair Value	1,688
States, municipalities and political subdivisions
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	2,370
Gross Unrealized Gains	30
Gross Unrealized Losses	(1)
Fair Value	2,399
U.S. corporate securities
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	6,444
Gross Unrealized Gains	61
Gross Unrealized Losses	(16)
Fair Value	6,489
Foreign securities
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	2,355
Gross Unrealized Gains	31
Gross Unrealized Losses	(3)
Fair Value	2,383
Residential mortgage-backed securities
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	567
Gross Unrealized Gains	10
Gross Unrealized Losses	0
Fair Value	577
Commercial mortgage-backed securities
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	594
Gross Unrealized Gains	11
Gross Unrealized Losses	0
Fair Value	605
Other asset-backed securities
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	1,097
Gross Unrealized Gains	3
Gross Unrealized Losses	(15)
Fair Value	1,085
Redeemable preferred securities
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract] (Deprecated 2018-01-31)
Total	30
Gross Unrealized Gains	0
Gross Unrealized Losses	(1)
Fair Value	$ 29